Non-Current Assets by Region	12 Months Ended
Dec. 31, 2020
Non-Current Assets by Region
Non-Current Assets by Region

(D.7) Non-Current Assets by Region

The table below shows non-current assets excluding financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts.

Non-Current Assets by Region

€ millions	2020	2019
Germany	4,350	4,486
Rest of EMEA	5,821	5,386
EMEA	10,171	9,872
United States	26,829	29,741
Rest of Americas	379	411
Americas	27,208	30,151
APJ	1,216	1,276
SAP Group	38,595	41,299

For a breakdown of our employee headcount by region, see Note (B.1), and for a breakdown of revenue by region, see Note (A.1).